Share-based compensation - Summary of Share Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based compensation.
Number of Options, Outstanding, Beginning Balance	8,794,368
Number of Options, Granted	522,066
Number of Options, Expired	40,227
Number of Options, Exercised	970,693
Number of Options, Outstanding, Ending Balance	8,305,514	8,794,368
Number of Options, Vested and expected to vest	8,305,514
Number of Options, Vested	8,083,840
Weighted-Average Exercise Price, Outstanding, Beginning Balance	¥ 8.65
Weighted-Average Exercise Price, Expired	16.08
Weighted-Average Exercise Price, Exercised	3.07
Weighted-Average Exercise Price, Outstanding, Ending Balance	8.72	¥ 8.65
Weighted-Average Exercise Price, Vested and expected to vest	8.72
Weighted-Average Exercise Price, Vested	9.21
Weighted-Average grant-date Fair Value per Option, Outstanding, Beginning Balance	12.58
Weighted-Average grant-date Fair Value per Option, Granted	3.62
Weighted-Average grant-date Fair Value per Option, Expired	20.23
Weighted-Average grant-date Fair Value per Option, Exercised	5.59
Weighted-Average grant-date Fair Value per Option, Outstanding, Ending Balance	12.8	¥ 12.58
Weighted-Average grant-date Fair Value per Option, Vested and expected to vest	12.8
Weighted-Average grant-date Fair Value per Option, Vested	¥ 13.47
Weighted Average Remaining Contractual Term (Years), Outstanding	4 years 8 months 1 day	5 years 4 months 20 days
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest	4 years 8 months 1 day
Weighted Average Remaining Contractual Term (Years), Vested	4 years 7 months 13 days
Aggregate Intrinsic Value, Outstanding	¥ 11,738	¥ 12,923
Aggregate Intrinsic Value, Vested and expected to vest	11,738
Aggregate Intrinsic Value, Vested	¥ 11,006